LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED MAY 24, 2021

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION

OF EACH FUND LISTED IN SCHEDULE A

I.

The following supplements and, to the extent inconsistent therewith, supersedes the information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of each Fund listed in Schedule A (the “Fund”):

Effective June 16, 2021, the Fund will no longer sell Class A2 shares. Following the close of business on June 24, 2021, all then outstanding Class A2 shares will automatically convert into Class A shares of the Fund. Shareholders holding Class A2 shares at the time of conversion will receive Class A shares having an aggregate net asset value equal to the aggregate net asset value of their Class A2 shares immediately prior to the conversion. No sales load or other charges will be imposed in connection with the conversion. The conversion from Class A2 shares to Class A shares is not considered a taxable event for federal income tax purposes.

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

BrandywineGLOBAL – Diversified US Large Cap Value Fund	January 29, 2021
BrandywineGLOBAL – Flexible Bond Fund	May 1, 2021
BrandywineGLOBAL – Global Opportunities Bond Fund	May 1, 2021
BrandywineGLOBAL – Global Opportunities Bond Fund (USD Hedged)	May 1, 2021
ClearBridge Global Infrastructure Income Fund	January 29, 2021
ClearBridge International Growth Fund	March 1, 2021
ClearBridge Small Cap Fund	March 1, 2021
Martin Currie Emerging Markets Fund	January 29, 2021
Martin Currie International Unconstrained Equity Fund	September 30, 2020
QS Global Market Neutral Fund	January 29, 2021
QS International Equity Fund	January 29, 2021
QS Strategic Real Return Fund	January 29, 2021
QS U.S. Small Capitalization Equity Fund	May 1, 2021

LEGG MASON PARTNERS EQUITY TRUST

ClearBridge International Small Cap Fund	January 29, 2021
ClearBridge Large Cap Value Fund	March 1, 2021
ClearBridge Mid Cap Growth Fund	March 1, 2021
ClearBridge Select Fund	March 1, 2021
ClearBridge Sustainability Leaders Fund	March 1, 2021
ClearBridge Tactical Dividend Income Fund	March 1, 2021
QS Global Dividend Fund	January 29, 2021

LEGG MASON PARTNERS INCOME TRUST
Western Asset Emerging Markets Debt Fund	June 30, 2020
Western Asset Short Duration Municipal Income Fund	June 30, 2020

Fund	Date of Prospectus

WESTERN ASSET FUNDS, INC.

Western Asset High Yield Fund	September 30, 2020
Western Asset Macro Opportunities Fund	March 1, 2021
Western Asset Total Return Unconstrained Fund	September 30, 2020

Please retain this supplement for future reference.

LMFX644617

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